Disposals Including Business Closures - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	£ (281)	£ (343)	£ (320)
Investments in joint ventures and associates	(398)	(1,247)
Other financial assets	(77)	(65)	(143)
Intangible assets - pre-publication	(741)	(1,024)
Inventories	(148)	(235)
Trade and other receivables	(1,110)	(1,357)
Cash and cash equivalents (excluding overdrafts)	(518)	(1,459)
Trade and other liabilities	1,342	1,629
Retirement benefit obligations	104	139
Provision for other liabilities and charges	55	79
Attributable goodwill	(2,030)	(2,341)
Net assets disposed	(4,021)	(4,348)
Disposal of Subsidiaries and Associates [Member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	(7)	(3)	(17)
Intangible assets	(9)		(70)
Investments in joint ventures and associates	(352)		(7)
Other financial assets			92
Net deferred income tax (assets)/liabilities	(3)	(10)	1
Intangible assets - pre-publication	(1)	(4)	(64)
Inventories	(2)		(1)
Trade and other receivables	(16)	(6)	(94)
Current income tax (receivable)/payable	(5)		1
Cash and cash equivalents (excluding overdrafts)	(13)	(9)	(33)
Trade and other liabilities	34	21	154
Retirement benefit obligations			7
Provision for other liabilities and charges			2
Attributable goodwill			(175)
Cumulative currency translation adjustment	51		10
Net assets disposed	(323)	(11)	(194)
Cash - current year disposals	468	7	1,468
Costs	(17)	(16)	(69)
Cash and cash equivalents disposed	(13)	(9)	(33)
Gain/(loss) on disposal	128	(20)	1,205
Costs and other disposal liabilities paid	(25)	(52)	(26)
Net cash inflow/(outflow)	430	(50)	(1,409)
Cash inflow/(outflow) from sale of subsidiaries	19	(54)	1,030
Cash inflow from sale of associates	411	£ 4	379
Disposal of Subsidiaries and Associates [Member] | GEDU [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	(7)
Intangible assets	(2)
Net deferred income tax (assets)/liabilities	(1)
Inventories	(1)
Trade and other receivables	(16)
Cash and cash equivalents (excluding overdrafts)	(13)
Trade and other liabilities	33
Cumulative currency translation adjustment	3
Net assets disposed	(4)
Cash - current year disposals	54
Costs	(6)
Gain/(loss) on disposal	44
Disposal of Subsidiaries and Associates [Member] | Penguin Random House [member]
Disclosure of disposal of subsidiaries [line items]
Investments in joint ventures and associates	(352)
Net deferred income tax (assets)/liabilities	(2)
Current income tax (receivable)/payable	(5)
Cumulative currency translation adjustment	48
Net assets disposed	(311)
Cash - current year disposals	413
Costs	(6)
Gain/(loss) on disposal	96
Disposal of Subsidiaries and Associates [Member] | Business closures other [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets	(7)		(5)
Net deferred income tax (assets)/liabilities			3
Intangible assets - pre-publication	(1)
Inventories	(1)
Trade and other receivables			(6)
Cash and cash equivalents (excluding overdrafts)			(4)
Trade and other liabilities	1		6
Attributable goodwill			(6)
Net assets disposed	(8)		(12)
Cash - current year disposals	1		11
Costs	(5)		(9)
Gain/(loss) on disposal	£ (12)		(10)
Disposal of Subsidiaries and Associates [Member] | FT Group [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment			(15)
Intangible assets			(46)
Investments in joint ventures and associates			(7)
Other financial assets			92
Net deferred income tax (assets)/liabilities			(2)
Inventories			(1)
Trade and other receivables			(72)
Current income tax (receivable)/payable			1
Cash and cash equivalents (excluding overdrafts)			(29)
Trade and other liabilities			113
Retirement benefit obligations			7
Provision for other liabilities and charges			2
Attributable goodwill			(50)
Cumulative currency translation adjustment			4
Net assets disposed			(3)
Cash - current year disposals			1,235
Costs			(47)
Gain/(loss) on disposal			1,185
Disposal of Subsidiaries and Associates [Member] | Business closures power school [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment			(2)
Intangible assets			(19)
Intangible assets - pre-publication			(64)
Trade and other receivables			(16)
Trade and other liabilities			35
Attributable goodwill			(119)
Cumulative currency translation adjustment			6
Net assets disposed			(179)
Cash - current year disposals			222
Costs			(13)
Gain/(loss) on disposal			£ 30